Note 5 - Leases - Adoption of ASC 842 (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Prepaid expenses and other current assets	$ 41,457	$ 37,614	$ 37,739
Operating lease right-of-use-assets	132,893	99,265
Accrued liabilities	165,444	124,633	132,572
Operating lease liabilities	$ 141,869	107,469
Retained Earnings		45,147	$ 45,537
Accounting Standards Update 2016-02 [Member]
Prepaid expenses and other current assets		(125)
Operating lease right-of-use-assets		99,265
Accrued liabilities		(7,939)
Operating lease liabilities		107,469
Retained Earnings		$ (390)